Decommissioning Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022
Disclosure of other provisions [line items]
Estimated future cash flows required to settle the obligation	$ 15,000	$ 14,200
Expected settlement of decommissioning liabilities	$ 259
Credit-adjusted risk-free rate	5.50%	6.10%
Inflation rate	2.00%	2.00%
Restricted Cash	$ 211	$ 209
BP-Husky Refining LLC
Disclosure of other provisions [line items]
Carrying value of pre-existing decommissioning liabilities			$ 2
Sunrise Oil Sands Partnership
Disclosure of other provisions [line items]
Carrying value of pre-existing decommissioning liabilities			$ 11